Note 15 - Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
As at	January 31, 2022		October 31, 2021

	Book	Fair	Book	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash and cash equivalents	$155,239	$155,239	$271,523	$271,523
Loans	2,215,638	2,231,040	2,103,050	2,118,636
Other financial assets	3,891	3,891	3,596	3,596

Liabilities

Deposits	$1,847,003	$1,830,923	$1,853,204	$1,860,332
Subordinated notes payable	97,726	100,310	95,272	97,910
Other financial liabilities	130,836	130,836	130,657	130,657